Commitments (Details) - Financial Institutions [Member] - KRW (₩) ₩ in Thousands		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Credit limit		₩ 8,990,000		₩ 5,500,000
Borrowings amount		6,952,687		2,918,720
Small And Medium Sized Enterprise Financing [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[1]	2,000,000	[2]	2,000,000
Borrowings amount	[1]		[2]
Small And Medium Sized Enterprise Financing 1 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[4]	1,000,000	[3]	500,000
Borrowings amount		1,000,000	[3],[4]	500,000
Small And Medium Sized Enterprise Financing 2 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[6]	1,000,000	[5]	1,000,000
Borrowings amount	[6]	1,000,000	[5]	1,000,000
Small And Medium Sized Enterprise Financing 3 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[8]	400,000	[7]	1,000,000
Borrowings amount	[8]	400,000	[7]	1,000,000
Corporate Operating Borrowings [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[9],[10]	490,000
Borrowings amount	[9],[10]	490,000
Corporate Operating Borrowings 1 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[11],[12]	800,000
Borrowings amount	[11],[12]	785,000
Overdraft Loan [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[13],[14]	300,000
Borrowings amount	[13],[14]	277,687
Corporate Operating Borrowings 2 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[15]	3,000,000
Borrowings amount	[15]	₩ 3,000,000
Small And Medium Sized Enterprise Financing 4 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[10]			100,000
Borrowings amount	[10]			18,720
Small And Medium Sized Enterprise Financing 5 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[11]			400,000
Borrowings amount	[11]			400,000
Revolving Credit [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[14]			500,000
Borrowings amount	[14]

[1]	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
[2]	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
[3]	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
[4]	The Company is provided a joint guarantee of Korean Won 458,526 thousand by Cho HyeongSeok, CEO of Play Company. Also, the Company provides intellectual property (IP) rights of Korean Won 676,000 thousand as collateral for the borrowing.
[5]	The Company is provided a guarantee of Korean Won 900,000 thousand by Korea Credit Guarantee Fund.
[6]	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Cho HyeongSeok, CEO of Play Company.
[7]	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
[8]	The Company is provided a guarantee of Korean Won 900,000 thousand by Korea Credit Guarantee Fund.
[9]	The Company has received a payment guarantee of Korean Won 441,000 thousand from Korea Credit Guarantee Fund as of December 31, 2025.
[10]	The Company provides Korean Won 113,874 thousand of machinery as collateral for the borrowing.
[11]	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
[12]	The Company is provided a joint guarantee of Korean Won 960,000 thousand by Park, UnKyoung, CEO of the LAMP as of December 31, 2025.
[13]	The Company is provided a joint guarantee of Korean Won 330,000 thousand by Choi, PyeungHo, CEO of Solaire as of December 31, 2025.
[14]	The Company is provided a joint guarantee of Korean Won 600,000 thousand by Cho HyeongSeok, CEO of Play Company.
[15]	The Company is provided a joint and several guarantee of Korean Won 3,600,000 thousand by Choi, PyeungHo, CEO of Solaire as of December 31, 2025. Also land and buildings owned by unrelated third parties, with a pledged amount of Korean Won 3,000,000 thousand are provided as collateral for the secured borrowings.